Stockholders' Equity - Stock-based Compensation (Details)	12 Months Ended
Dec. 31, 2025
Employee Stock Option
Class Of Stock [Line Items]
Stock option term	10 years
Employee Stock Option | Minimum | 2017 Equity Incentive Plan
Class Of Stock [Line Items]
Vesting period	1 year
Employee Stock Option | Maximum | 2017 Equity Incentive Plan
Class Of Stock [Line Items]
Vesting period	4 years
Restricted Stock Units (RSUs) | Minimum
Class Of Stock [Line Items]
Vesting period	1 year
Restricted Stock Units (RSUs) | Maximum
Class Of Stock [Line Items]
Vesting period	4 years